Earn-out Consideration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earn-out Consideration [Abstract]
Payment of earn-out consideration			$ (457)
Fair value of liability reduced			$ 75
Additional legal and interest expenses		$ 774